Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
6.	Balance Sheet Components
Cash and cash equivalents
Cash and cash equivalents balances were concentrated by location as follows:

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
United Kingdom	89%	96%
United States	11%	3%
Other	—%	1%
Other receivables (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
R&D tax credit receivable	$23,424	$17,412
Grants receivable	533	—
VAT receivable	1,005	607
Other receivable	4	5

Total other receivables	$24,966	$18,024

Property and equipment, net (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Computer equipment	$1,957	$1,218
Lab equipment	12,003	7,607
Motor vehicles	31	31
Furniture and fixtures	303	265
Leasehold improvements	909	704
Assets under construction	359	27

Total property and equipment	$15,562	$9,852
Less: accumulated depreciation	(8,057)	(5,802)

Total property and equipment, net	$7,505	$4,050

Total depreciation expense for the three months ended September 30, 2021 and 2020 was $1.2 million and $0.7 million, respectively. Total depreciation expense for the nine months ended September 30, 2021 and 2020 was $3.0 million and $1.9 million, respectively.
Finance lease
right-of-use
assets, net (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Finance lease right-of-use assets	$2,966	$2,966
Less: accumulated amortization	(1,113)	(834)

Total finance lease right-of-use assets, net	$1,853	$2,132

Amortization expense for the three months ended September 30, 2021 and 2020 was $0.1 million and $0.1 million, respectively. Amortization expense for the nine months ended September 30, 2021 and 2020 was $0.3 million and $0.3 million, respectively.
Intangible assets, net (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
In-process research and development	$3,048	$3,048

Total intangible assets, net	$3,048	$3,048

The Company reviews its intangible assets for potential impairment whenever events or circumstances indicate that the carrying value of the intangible assets may not be recoverable. No impairment charges were recorded for the three and nine months ended September 30, 2021 and 2020.

Other
non-current
assets (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Capitalized transaction costs	$—	$121
Security deposits	$253	$—
Operating right of use assets	$2,816	$1,486

Total other non-current assets	$3,069	$1,607

Accrued expenses (in thousands):

	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
Accrued bonus	$6,207	$3,349
Accrued payroll and benefits	2,908	1,524
Accrued taxes	593	332
Accrued fabrication costs	2,479	2,321
Share appreciation rights	—	706
Accrued transaction costs	2,340	335
Other accrued expenses	1,594	1,828

Total accrued expenses	$16,121	$10,395

6.	Balance Sheet Components
Cash and cash equivalents
Our cash and cash equivalents balances as of December 31, 2020 and 2019 were concentrated by location as follows:

	December 31,
	2020	2019
United Kingdom	96%	95%
United States	3%	4%
Other	1%	1%
We have not experienced any losses on cash and cash equivalents to date.
Other receivables
Other receivables consist of the following (in thousands):

	As of December 31,
	2020	2019
R&D tax credit receivable	$17,412	$14,731
Grants receivable	—	239
VAT receivable	607	886
Other receivable	5	93

Total other receivables	$18,024	$15,949

The research and development tax credit receivable consists of research and development expenses that have been claimed as research and development tax credits in accordance with the relevant U.K. tax legislation. These refundable tax credits are payable to the Company in cash and are carried on the consolidated balance sheet at the amount claimed and expected to be received from the U.K. government within the next 12 months. The amount of the R&D tax credit has been recorded as a reduction to cost of revenue and operating expenses (based on the nature of the underlying expenditure) on the accompanying consolidated statements of operations and comprehensive loss.

Property, equipment and finance lease
right-of-use
assets, net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Computer equipment	$1,218	$1,020
Lab equipment	7,607	5,614
Motor vehicles	31	31
Furnitures and fixtures	265	265
Leasehold improvements	704	704
Assets under construction	27	587

Total property and equipment	$9,852	$8,221
Less: accumulated depreciation	(5,802)	(3,561)

Total property and equipment, net	$4,050	$4,660

Depreciation expense was $2.4 million and $1.5 million for the years ended December 31, 2020, and 2019, respectively.
Finance lease
right-of-use
assets, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Finance lease right-of-use assets	$2,966	$3,105
Less: accumulated amortization	(834)	(485)

Total finance lease right-of-use assets, net	$2,132	$2,620

Amortization expense was $0.4 million and $0.4 million for the years ended December 31, 2020, and 2019, respectively.
Intangible asset
Intangible asset consisted of the following (in thousands):

	As of December 31,
	2020	2019
In-process Research and Development	$3,048	$—

Total intangible asset	$3,048	$—

Accrued expenses
Accrued expenses consist of the following (in thousands):

	As of December 31,
	2020	2019
Accrued bonus	$3,349	$2,501
Accrued payroll and benefits	1,524	602
Accrued taxes	332	75
Accrued fabrication costs	2,321	1,884
Share appreciation rights	706	435
Other accrued expenses	2,163	1,355

Total accrued expenses	$10,395	$6,852